united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number  811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive Suite 400 Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant's telephone number, including area code: (405) 778-8377

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)	Included Tailored Shareholder Report

Stratified LargeCap Index ETF

(SSPY) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Stratified LargeCap Index ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://stratifiedfunds.com/investor-materials/. You can also request this information by contacting us at 866-972-4492 .

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Index ETF	$48	0.45%

How did the Fund perform during the reporting period?

The Stratified LargeCap Index ETF (ticker: SSPY) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index (the "Index"). As of December 31, 2025, the Fund returned 12.96% at net asset value ("NAV") while the Index returned 13.51% as compared to the Equal Weight S&P 500 Index return of 11.43% and the S&P 500 Index return of 17.88%.

The primary detractor to the Fund's performance compared to the S&P 500 Index was the Index's underweight positions to certain technology companies that outperformed dramatically during the period. Specifically, the “Magnificent Seven” stocks (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla), all technology companies, contributed to more than half of the S&P 500 Index's growth in 2025 because of their combined weighting of 34% in the S&P 500 Index versus a total technology sector weighting of 16.10% in the Index.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Stratified LargeCap Index ETF - NAV
S&P 500® Index
Syntax Stratified LargeCap Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,379
$32,014
$30,960
01/01/15
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24
12/31/25

	Stratified LargeCap Index ETF - NAV	S&P 500® Index	Syntax Stratified LargeCap Index
01/01/15	$10,000	$10,000	$10,000
12/31/15	$9,855	$10,138	$9,934
12/31/16	$11,246	$11,351	$11,296
12/31/17	$13,462	$13,829	$13,569
12/31/18	$12,578	$13,223	$12,696
12/31/19	$16,216	$17,386	$16,421
12/31/20	$18,194	$20,585	$18,453
12/31/21	$23,424	$26,494	$23,849
12/31/22	$21,311	$21,696	$21,752
12/31/23	$24,223	$27,399	$24,809
12/31/24	$27,408	$34,254	$28,205
12/31/25	$30,960	$40,379	$32,014

Average Annual Total Returns

	1 Year	5 Years	10 Years
Stratified LargeCap Index ETF - NAV	12.96%	11.22%	12.13%
S&P 500® Index	17.88%	14.42%	14.82%
Syntax Stratified LargeCap Index	13.51%	11.65%	12.41%

A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Fund as of January 2, 2019 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The fund’s past performance is not a predictor of how the fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$115,765,462
Number of Portfolio Holdings	505
Total Advisory Fee Paid	$496,904
Portfolio Turnover Rate	29%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	3.0%
Real Estate	3.4%
Utilities	6.3%
Energy	6.4%
Communications	7.5%
Financials	9.8%
Industrials	10.3%
Health Care	12.2%
Consumer Staples	12.8%
Consumer Discretionary	13.1%
Technology	15.0%

Top 10 Holdings (% of net assets)

Capital One Financial Corporation	1.1%
Synchrony Financial	1.0%
Chevron Corporation	0.8%
Exxon Mobil Corporation	0.8%
Sysco Corporation	0.8%
Ross Stores, Inc.	0.8%
Kroger Company (The)	0.8%
TJX Companies, Inc. (The)	0.8%
Costco Wholesale Corporation	0.8%
Walmart, Inc.	0.7%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Change In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Stratified LargeCap Index ETF (SSPY) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://stratifiedfunds.com/investor-materials/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SSPY

Stratified LargeCap Hedged ETF

(SHUS) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Stratified LargeCap Hedged ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://stratifiedfunds.com/investor-materials/. You can also request this information by contacting us at 866-972-4492 . This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stratified LargeCap Hedged ETF	$69	0.66%

How did the Fund perform during the reporting period?

The Stratified LargeCap Hedged ETF (ticker: SHUS) seeks to obtain capital growth by investing in a portfolio of equity securities that tracks the Syntax Stratified LargeCap Index (the “Index”) while also employing risk management strategies to limit downside risk and generate additional returns. As of December 31, 2025, the Fund returned 9.84% at net asset value ("NAV") while the Index returned 13.51% as compared to the Equal Weight S&P 500 Index return of 11.43% and the S&P 500 Index return of 17.88%.

The primary detractor to the Fund's performance as compared to the S&P 500 Index was the Index's underweight positions to certain technology companies that outperformed dramatically during the period. Specifically, the “Magnificent Seven” stocks (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA and Tesla), all technology companies, contributed to more than half of the S&P 500 Index’s growth in 2025 because of their combined weighting of 34% in the S&P 500 Index. An additional contributor to underperformance was the cost of the options used to implement the Fund's hedging strategy. While the Fund is expected to underperform the broad equity markets in strong up markets, such as that experienced during the period, the Fund should have lower volatility in declining markets due to its hedging strategy.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Stratified LargeCap Hedged ETF - NAV
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$17,230
$12,219
Jun-2021
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Stratified LargeCap Hedged ETF - NAV	S&P 500® Index
Jun-2021	$10,000	$10,000
Dec-2021	$10,354	$11,305
Dec-2022	$9,989	$9,258
Dec-2023	$10,602	$11,691
Dec-2024	$11,125	$14,617
Dec-2025	$12,219	$17,230

Average Annual Total Returns

	1 Year	Since Inception (June 15, 2021)
Stratified LargeCap Hedged ETF - NAV	9.84%	4.51%
S&P 500® Index	17.88%	12.72%

The fund’s past performance is not a predictor of how the fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$23,203,381
Number of Portfolio Holdings	3
Total Advisory Fee Paid	$166,598
Portfolio Turnover Rate	106%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Index Options	0.4%
Equity	99.4%

Top 10 Holdings (% of net assets)

Stratified LargeCap Index ETF	99.4%
S&P 500 Index Purchased Put Option, Expiration: 3/20/26, Strike $6,130	0.6%
S&P 500 Index Written Put Option, Expiration: 3/20/2026, Strike $5,450	-0.2%

Material Fund Changes

Effective April 30, 2025, Exchange Traded Concepts, LLC (the Adviser) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Stratified LargeCap Hedged ETF (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets through at least April 30, 2026, unless earlier terminated by the Board for any reason at any time. Fees waived pursuant to this waiver are not subject to recoupment in future periods.

Change In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Stratified LargeCap Hedged ETF (SHUS) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://stratifiedfunds.com/investor-materials/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-SHUS

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert on the audit committee.

(a)(2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

(a)            Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$30,800
2024	$29,900

(b)           Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)            Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$7,000
2024	$7,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)           All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2025, and 2024, respectively.

(e)(1)       The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)       There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable.

(g)           All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2025, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)           Not applicable.

(i)            Not applicable.

(j)            Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6. Investments.

(a)            The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)           Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)            Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST

STRATIFIED LARGECAP INDEX ETF
(SSPY)

STRATIFIED LARGECAP HEDGED ETF
(SHUS)

Annual Financials and Other Information

December 31, 2025

Exchange Listed Funds Trust TABLE OF CONTENTS	December 31, 2025

Financial Statements (Form N-CSR, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-972-4492

•   https://stratifiedfunds.com/investor-materials/

i

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS	December 31, 2025
	Shares	Fair Value
COMMON STOCKS — 99.8%
Communications — 7.5%
Airbnb, Inc., Class A(a)	839	$113,869
Alphabet, Inc., Class C	867	272,065
Alphabet, Inc., Class A	871	272,623
AppLovin Corporation, Class A(a)	301	202,820
AT&T, Inc.	16,433	408,196
Booking Holdings, Inc.	20	107,107
Charter Communications, Inc., Class A(a)	2,933	612,264
Comcast Corporation, Class A	22,251	665,082
DoorDash, Inc., Class A(a)	478	108,257
Electronic Arts, Inc.	2,974	607,677
Expedia Group, Inc.	396	112,191
Fox Corporation, Class A	1,432	104,636
Fox Corporation, Class B	1,615	104,862
GoDaddy, Inc., Class A(a)	2,589	321,243
Match Group, Inc.	16,227	523,970
Meta Platforms, Inc., Class A	836	551,835
Netflix, Inc.(a)	2,829	265,247
News Corporation, Class A	3,884	101,450
News Corporation, Class B	3,434	101,750
Omnicom Group, Inc.	5,033	406,414
Paramount Skydance Corporation, Class B	14,825	198,655
Take-Two Interactive Software, Inc.(a)	2,509	642,380
T-Mobile US, Inc.	2,070	420,292
Trade Desk, Inc. (The), Class A(a)	5,558	210,982
Uber Technologies, Inc.(a)	1,276	104,262
VeriSign, Inc.	1,335	324,338
Verizon Communications, Inc.	9,879	402,372
Walt Disney Company (The)	1,825	207,630
Warner Bros Discovery, Inc.(a)	6,794	195,803
		8,670,272

Consumer Discretionary — 13.1%
Amazon.com, Inc.(a)	1,191	274,906
Aptiv plc(a)	5,768	438,887
AutoZone, Inc.(a)	66	223,839
Best Buy Company, Inc.	4,124	276,019
Builders FirstSource, Inc.(a)	2,112	217,304
Carnival Corporation	3,687	112,601
Carvana Company(a)	503	212,276
Chipotle Mexican Grill, Inc.(a)	16,765	620,305
Copart, Inc.(a)	6,964	272,641
	Shares	Fair Value
COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Darden Restaurants, Inc.	3,324	$611,682
Deckers Outdoor Corporation(a)	3,593	372,486
Domino’s Pizza, Inc.	1,403	584,798
DR Horton, Inc.	1,936	278,842
eBay, Inc.	3,155	274,801
Ford Motor Company	33,025	433,288
General Motors Company	5,618	456,856
Genuine Parts Company	1,742	214,196
Hasbro, Inc.	3,715	304,630
Hilton Worldwide Holdings, Inc.	482	138,455
Home Depot, Inc. (The)	566	194,761
Las Vegas Sands Corporation	1,561	101,605
Lennar Corporation, Class A	2,538	260,906
Live Nation Entertainment, Inc.(a)	712	101,460
Lowe’s Companies, Inc.	824	198,716
Lululemon Athletica, Inc.(a)	1,774	368,655
Marriott International Inc, Class A	455	141,159
Masco Corporation	3,584	227,441
McDonald’s Corporation	1,913	584,670
MGM Resorts International(a)	2,700	98,523
NIKE, Inc., Class B	5,388	343,269
Norwegian Cruise Line Holdings Ltd.(a)	4,882	108,966
NVR, Inc.(a)	40	291,711
O’Reilly Automotive, Inc.(a)	2,435	222,096
Pool Corporation	636	145,485
PulteGroup, Inc.	2,396	280,955
Ralph Lauren Corporation	982	347,245
Ross Stores, Inc.	4,991	899,079
Royal Caribbean Cruises Ltd.	365	101,806
Starbucks Corporation	7,099	597,807
Tapestry, Inc.	2,951	377,050
Tesla, Inc.(a)	990	445,223
TJX Companies, Inc. (The)	5,821	894,164
TKO Group Holdings, Inc.	969	202,521
Tractor Supply Company	2,940	147,029
Ulta Beauty, Inc.(a)	504	304,925
Williams-Sonoma, Inc.	1,086	193,949
Wynn Resorts Ltd.	830	99,874
Yum! Brands, Inc.	4,011	606,784
		15,206,646

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2025
	Shares	Fair Value
COMMON STOCKS (Continued)
Consumer Staples — 12.8%
Altria Group, Inc.	7,735	$446,000
Archer-Daniels-Midland Company	7,572	435,314
Brown-Forman Corporation, Class B	9,849	256,665
Bunge Global S.A.	4,895	436,047
Church & Dwight Company, Inc.	6,138	514,671
Clorox Company (The)	4,993	503,444
Coca-Cola Company (The)	4,296	300,333
Colgate-Palmolive Company	6,629	523,825
Conagra Brands, Inc.	14,629	253,228
Constellation Brands, Inc., Class A	2,055	283,508
Costco Wholesale Corporation	1,028	886,486
Dollar General Corporation	1,529	203,005
Dollar Tree, Inc.(a)	1,568	192,880
Estee Lauder Companies, Inc. (The), Class A	4,989	522,448
General Mills, Inc.	5,562	258,633
Hershey Company (The)	1,666	303,179
Hormel Foods Corporation	18,895	447,811
J M Smucker Company (The)	2,557	250,100
Kenvue, Inc.	29,968	516,948
Keurig Dr Pepper, Inc.	10,266	287,551
Kimberly-Clark Corporation	5,035	507,981
Kroger Company (The)	14,383	898,649
Lamb Weston Holdings, Inc.	4,353	182,347
McCormick & Company, Inc.	3,887	264,744
Molson Coors Beverage Company, Class B	6,364	297,072
Mondelez International, Inc., Class A	5,606	301,771
Monster Beverage Corporation(a)	4,096	314,039
PepsiCo, Inc.	2,011	288,619
Philip Morris International, Inc.	2,958	474,463
Procter & Gamble Company (The)	3,636	521,075
Sysco Corporation	12,226	900,934
Target Corporation	2,098	205,080
The Campbell’s Company	9,035	251,805
The Kraft Heinz Company	10,621	257,559
Tyson Foods, Inc., Class A	7,585	444,633
Walmart, Inc.	7,788	867,661
		14,800,508
	Shares	Fair Value
COMMON STOCKS (Continued)
Energy — 6.4%
APA Corporation	3,928	$96,079
Baker Hughes Company	8,620	392,555
Chevron Corporation	6,059	923,452
ConocoPhillips	1,074	100,537
Coterra Energy, Inc.	5,815	153,051
Devon Energy Corporation	4,072	149,157
Diamondback Energy, Inc.	650	97,715
EOG Resources, Inc.	943	99,024
EQT Corporation	2,749	147,346
Expand Energy Corporation	1,354	149,427
Exxon Mobil Corporation	7,649	920,481
First Solar, Inc.(a)	899	234,846
Halliburton Company	14,114	398,861
Kinder Morgan, Inc.	11,334	311,572
Marathon Petroleum Corporation	3,262	530,499
Occidental Petroleum Corporation	2,480	101,978
ONEOK, Inc.	4,077	299,660
Phillips 66	4,284	552,807
SLB Ltd.	10,239	392,973
Targa Resources Corporation	1,654	305,163
Texas Pacific Land Corporation	363	104,261
Valero Energy Corporation	3,600	586,044
Williams Companies, Inc. (The)	5,061	304,217
		7,351,705

Financials — 9.8%
Aflac, Inc.	2,175	239,837
Allstate Corporation (The)	1,170	243,536
American Express Company	142	52,533
American International Group, Inc.	2,855	244,245
Ameriprise Financial, Inc.	165	80,906
Aon PLC, Class A	120	42,346
Apollo Global Management, Inc.	550	79,618
Arch Capital Group Ltd.(a)	1,842	176,685
Ares Management Corporation, Class A	469	75,804
Arthur J Gallagher & Company	177	45,806
Assurant, Inc.	1,057	254,578
Bank of America Corporation	2,771	152,405
Bank of New York Mellon Corporation (The)	1,160	134,664
Berkshire Hathaway, Inc., Class B(a)	1,213	609,714
Blackrock, Inc.	74	79,205

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2025
	Shares	Fair Value
COMMON STOCKS (Continued)
Financials (Continued)
Blackstone, Inc.	539	$83,081
Brown & Brown, Inc.	555	44,234
Capital One Financial Corporation	5,094	1,234,582
Cboe Global Markets, Inc.	177	44,427
Charles Schwab Corporation (The)	2,090	208,813
Chubb Ltd.	566	176,660
Cincinnati Financial Corporation	1,054	172,139
Citigroup, Inc.	1,366	159,398
Citizens Financial Group, Inc.	1,163	67,931
CME Group, Inc.	164	44,785
Coinbase Global, Inc., Class A(a)	169	38,218
Erie Indemnity Company, Class A	843	241,646
Everest Group Ltd.	534	181,213
Fifth Third Bancorp	1,410	66,002
Franklin Resources, Inc.	3,441	82,205
Globe Life, Inc.	1,738	243,077
Goldman Sachs Group, Inc. (The)	341	299,739
Hartford Insurance Group, Inc. (The)	1,285	177,073
Huntington Bancshares Inc	3,722	64,577
Interactive Brokers Group, Inc., Class A	3,118	200,519
Intercontinental Exchange, Inc.	277	44,863
Invesco Ltd.	3,103	81,516
JPMorgan Chase & Company	476	153,377
KeyCorporation	3,259	67,266
KKR & Company, Inc.	591	75,341
Loews Corporation	5,809	611,746
M&T Bank Corporation	336	67,697
Marsh & McLennan Companies, Inc.	218	40,443
MetLife, Inc.	2,948	232,715
Morgan Stanley	1,698	301,445
Nasdaq, Inc.	468	45,457
Northern Trust Corporation	588	80,315
PNC Financial Services Group, Inc. (The)	320	66,794
Principal Financial Group, Inc.	2,695	237,726
Progressive Corporation (The)	1,032	235,007
Prudential Financial, Inc.	2,072	233,887
Raymond James Financial, Inc.	1,243	199,614
Regions Financial Corporation	2,434	65,961
	Shares	Fair Value
COMMON STOCKS (Continued)
Financials (Continued)
Robinhood Markets, Inc., Class A(a)	384	$43,430
State Street Corporation	1,064	137,267
Synchrony Financial	14,389	1,200,474
T Rowe Price Group, Inc.	777	79,549
Travelers Companies, Inc. (The)	612	177,517
Truist Financial Corporation	1,349	66,384
US Bancorp	1,271	67,821
W R Berkley Corporation	2,518	176,562
Wells Fargo & Company	1,647	153,500
Willis Towers Watson PLC	138	45,347
		11,331,222

Health Care — 12.2%
Abbott Laboratories	609	76,302
AbbVie, Inc.	1,447	330,625
Agilent Technologies, Inc.	1,250	170,088
Align Technology, Inc.(a)	739	115,395
Amgen, Inc.	1,017	332,874
Baxter International, Inc.	3,989	76,230
Becton Dickinson and Company	377	73,164
Biogen, Inc.(a)	1,856	326,637
Bio-Techne Corporation	2,984	175,489
Boston Scientific Corporation(a)	825	78,664
Bristol-Myers Squibb Company	6,166	332,594
Cardinal Health, Inc.	1,223	251,327
Cencora, Inc.	700	236,425
Centene Corporation(a)	9,888	406,891
Charles River Laboratories International, Inc.(a)	904	180,330
Cigna Group (The)	882	242,753
Cooper Companies, Inc. (The)(a)	1,489	122,038
CVS Health Corporation	5,086	403,625
Danaher Corporation	540	123,617
DaVita, Inc.(a)	1,679	190,751
Dexcom, Inc.(a)	1,825	121,125
Edwards Lifesciences Corporation(a)	912	77,748
Elevance Health, Inc.	1,125	394,369
Eli Lilly & Company	314	337,450
GE HealthCare Technologies, Inc.	1,456	119,421
Gilead Sciences, Inc.	2,684	329,434
HCA Healthcare, Inc.	1,250	583,575
Henry Schein, Inc.(a)	3,166	239,286

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2025
	Shares	Fair Value
COMMON STOCKS (Continued)
Health Care (Continued)
Hologic, Inc.(a)	1,630	$121,419
Humana, Inc.	1,505	385,476
IDEXX Laboratories, Inc.(a)	174	117,716
Incyte Corporation(a)	3,387	334,534
Insulet Corporation(a)	413	117,391
Intuitive Surgical, Inc.(a)	282	159,714
IQVIA Holdings, Inc.(a)	786	177,172
Johnson & Johnson	1,527	316,013
Labcorp Holdings, Inc.	1,147	287,759
McKesson Corporation	300	246,087
Medtronic PLC	758	72,813
Merck & Company, Inc.	3,222	339,148
Mettler-Toledo International, Inc.(a)	125	174,274
Moderna, Inc.(a)	10,969	323,476
Molina Healthcare, Inc.(a)	2,397	415,975
Pfizer, Inc.	12,501	311,275
Quest Diagnostics, Inc.	1,659	287,886
Regeneron Pharmaceuticals, Inc.	436	336,535
ResMed, Inc.	484	116,581
Revvity, Inc.	1,216	117,648
Solventum Corporation(a)	921	72,980
STERIS plc	590	149,577
Stryker Corporation	431	151,484
Thermo Fisher Scientific, Inc.	305	176,731
UnitedHealth Group, Inc.	1,182	390,190
Universal Health Services, Inc., Class B	2,722	593,451
Vertex Pharmaceuticals, Inc.(a)	715	324,152
Viatris, Inc.	27,738	345,338
Waters Corporation(a)	453	172,063
West Pharmaceutical Services, Inc.	288	79,240
Zimmer Biomet Holdings, Inc.	1,668	149,987
Zoetis, Inc.	2,723	342,608
		14,154,920

Industrials — 10.3%
3M Company	1,206	193,081
A O Smith Corporation	3,335	223,045
Allegion plc	570	90,755
AMETEK, Inc.	751	154,188
Amphenol Corporation, Class A	1,758	237,576
Axon Enterprise, Inc.(a)	180	102,227
Boeing Company (The)(a)	997	216,469
	Shares	Fair Value
COMMON STOCKS (Continued)
Industrials (Continued)
Carrier Global Corporation	1,731	$91,466
Caterpillar, Inc.	256	146,655
CH Robinson Worldwide, Inc.	648	104,172
Cintas Corporation	1,222	229,822
Comfort Systems USA, Inc.	237	221,190
CSX Corporation	2,724	98,745
Cummins, Inc.	180	91,881
Deere & Company	316	147,120
Delta Air Lines, Inc.	4,340	301,196
Dover Corporation	1,023	199,730
Eaton Corporation PLC	1,369	436,039
EMCOR Group, Inc.	367	224,528
Emerson Electric Company	243	32,251
Expeditors International of Washington, Inc.	671	99,986
Fastenal Company	3,637	145,953
FedEx Corporation	358	103,412
Fortive Corporation	613	33,844
GE Vernova, Inc.	303	198,032
Generac Holdings, Inc.(a)	570	77,731
General Dynamics Corporation	598	201,323
General Electric Company	679	209,152
Honeywell International, Inc.	1,052	205,234
Howmet Aerospace, Inc.	458	93,899
Hubbell, Inc.	1,014	450,327
Huntington Ingalls Industries, Inc.	312	106,102
IDEX Corporation	1,281	227,941
Illinois Tool Works, Inc.	769	189,405
Ingersoll Rand, Inc.	2,779	220,152
Jacobs Solutions, Inc.	1,688	223,592
JB Hunt Transport Services, Inc.	513	99,696
Johnson Controls International plc	792	94,842
Keysight Technologies, Inc.(a)	1,451	294,829
L3Harris Technologies, Inc.	354	103,924
Lennox International, Inc.	453	219,968
Lockheed Martin Corporation, Class B	210	101,571
Nordson Corporation	143	34,381
Norfolk Southern Corporation	340	98,165
Northrop Grumman Corporation	177	100,927
Old Dominion Freight Line, Inc.	639	100,195
Otis Worldwide Corporation	1,002	87,525

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2025
	Shares	Fair Value
COMMON STOCKS (Continued)
Industrials (Continued)
PACCAR, Inc.	1,369	$149,919
Parker-Hannifin Corporation	104	91,412
Pentair PLC	2,143	223,172
Quanta Services, Inc.	523	220,737
Republic Services, Inc.	1,063	225,282
Rockwell Automation, Inc.	83	32,293
Rollins, Inc.	3,784	227,116
RTX Corporation	570	104,538
Snap-on, Inc.	864	297,735
Southwest Airlines Company	7,359	304,147
Stanley Black & Decker, Inc.	4,003	297,343
TE Connectivity plc	987	224,552
Textron, Inc.	2,337	203,716
Trane Technologies PLC	229	89,127
TransDigm Group, Inc.	70	93,090
Trimble, Inc.(a)	407	31,888
Union Pacific Corporation	424	98,080
United Airlines Holdings, Inc.(a)	2,836	317,122
United Parcel Service, Inc., Class B	1,009	100,083
United Rentals, Inc.	187	151,343
Veralto Corporation	332	33,127
Waste Management, Inc.	1,054	231,573
Westinghouse Air Brake Technologies Corporation	713	152,190
WW Grainger, Inc.	147	148,330
Xylem Inc	1,671	227,557
		11,939,716

Materials — 3.0%
Air Products and Chemicals, Inc.	239	59,038
Albemarle Corporation	438	61,951
Amcor PLC	17,976	149,920
Avery Dennison Corporation	418	76,026
Ball Corporation	2,905	153,877
CF Industries Holdings, Inc.	1,715	132,638
Corteva, Inc.	2,054	137,680
CRH PLC	1,209	150,883
Dow, Inc.	4,249	99,342
DuPont de Nemours, Inc.	1,422	57,164
Ecolab, Inc.	204	53,554
Freeport-McMoRan, Inc.	6,394	324,751
International Flavors & Fragrances, Inc.	865	58,292
	Shares	Fair Value
COMMON STOCKS (Continued)
Materials (Continued)
International Paper Company	1,982	$78,071
Linde PLC	140	59,695
LyondellBasell Industries N.V., Class A	2,294	99,330
Martin Marietta Materials, Inc.	243	151,306
Mosaic Company (The)	5,181	124,810
Newmont Corporation	3,087	308,237
Nucor Corporation	1,835	299,307
Packaging Corporation of America	372	76,718
PPG Industries, Inc.	984	100,821
Qnity Electronics, Inc.	737	60,176
Sherwin-Williams Company (The)	310	100,449
Smurfit WestRock plc	2,054	79,428
Steel Dynamics, Inc.	1,762	298,571
Vulcan Materials Company	516	147,174
		3,499,209

Real Estate — 3.4%
Alexandria Real Estate Equities, Inc. - REIT	2,912	142,513
American Tower Corporation, Class A - REIT	451	79,182
AvalonBay Communities, Inc. - REIT	768	139,246
BXP, Inc. - REIT	1,902	128,347
Camden Property Trust - REIT	1,303	143,434
CBRE Group, Inc., Class A(a)	269	43,253
Crown Castle, Inc. - REIT	830	73,762
Digital Realty Trust, Inc. - REIT	2,103	325,356
Equinix, Inc. - REIT	431	330,216
Equity Residential - REIT	2,228	140,453
Essex Property Trust, Inc. - REIT	527	137,905
Extra Space Storage, Inc. - REIT	1,010	131,522
Federal Realty Investment Trust - REIT	818	82,454
Healthpeak Properties, Inc. - REIT	8,171	131,390
Host Hotels & Resorts, Inc. - REIT	7,334	130,032
Invitation Homes, Inc. - REIT	5,154	143,230
Iron Mountain, Inc. - REIT	978	81,125
Kimco Realty Corporation - REIT	4,042	81,931
Mid-America Apartment Communities, Inc. - REIT	1,028	142,799
See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Continued)	December 31, 2025
	Shares	Fair Value
COMMON STOCKS (Continued)
Real Estate (Continued)
Prologis, Inc. - REIT	626	$79,915
Public Storage - REIT	494	128,193
Realty Income Corporation - REIT	1,412	79,594
Regency Centers Corporation - REIT	1,202	82,974
SBA Communications Corporation, Class A - REIT	399	77,179
Simon Property Group, Inc. - REIT	441	81,634
UDR, Inc. - REIT	3,822	140,191
Ventas, Inc. - REIT	2,616	202,426
VICI Properties, Inc. - REIT	3,554	99,938
Welltower, Inc. - REIT	1,091	202,501
Weyerhaeuser Company - REIT	6,531	154,719
		3,937,414

Technology — 15.0%
Accenture PLC, Class A	1,487	398,963
Adobe, Inc.(a)	758	265,292
Advanced Micro Devices, Inc.(a)	773	165,546
Akamai Technologies, Inc.(a)	3,763	328,322
Analog Devices, Inc.	964	261,437
Apple, Inc.	2,177	591,839
Applied Materials, Inc.	786	201,994
Arista Networks, Inc.(a)	2,428	318,141
Autodesk, Inc.(a)	905	267,889
Automatic Data Processing, Inc.	1,012	260,317
Block, Inc.(a)	839	54,611
Broadcom, Inc.	1,122	388,323
Broadridge Financial Solutions, Inc.	590	131,670
Cadence Design Systems, Inc.(a)	1,250	390,725
CDW Corp	1,054	143,555
Cisco Systems, Inc.	3,894	299,955
Cognizant Technology Solutions Corporation, Class A	2,427	201,441
Corning, Inc.	2,595	227,218
Corpay, Inc.(a)	173	52,061
CoStar Group, Inc.(a)	746	50,161
Crowdstrike Holdings, Inc., Class A(a)	404	189,379
Datadog, Inc., Class A(a)	240	32,638
Dayforce, Inc.(a)	2,876	198,904
Dell Technologies, Inc., Class C	1,343	169,057
EPAM Systems, Inc.(a)	972	199,143
	Shares	Fair Value
COMMON STOCKS (Continued)
Technology (Continued)
Equifax, Inc.	231	$50,122
F5, Inc.(a)	1,153	294,315
FactSet Research Systems, Inc.	174	50,493
Fair Isaac Corporation(a)	27	45,647
Fidelity National Information Services, Inc.	803	53,367
Fiserv, Inc.(a)	790	53,064
Fortinet, Inc.(a)	2,456	195,031
Garmin Ltd.	1,939	393,326
Gartner, Inc.(a)	871	219,736
Gen Digital, Inc.	7,361	200,146
Global Payments, Inc.	618	47,833
Hewlett Packard Enterprise Company	7,314	175,682
HP, Inc.	16,327	363,766
Intel Corporation(a)	4,310	159,039
International Business Machines Corporation	1,306	386,850
Intuit, Inc.	301	199,388
Jabil, Inc.	1,816	414,084
Jack Henry & Associates, Inc.	290	52,919
KLA Corporation	169	205,349
Lam Research Corporation	1,269	217,227
Leidos Holdings, Inc.	1,074	193,750
Mastercard, Inc., Class A	92	52,521
Microchip Technology, Inc.	2,405	153,247
Micron Technology, Inc.	676	192,937
Microsoft Corporation	844	408,175
Monolithic Power Systems, Inc.	287	260,125
Moody’s Corporation	97	49,552
Motorola Solutions, Inc.	1,661	636,694
MSCI, Inc.	83	47,620
NetApp, Inc.	1,510	161,706
NVIDIA Corporation	931	173,632
NXP Semiconductors N.V.	1,180	256,131
ON Semiconductor Corporation(a)	4,900	265,335
Oracle Corporation	1,072	208,944
Palantir Technologies, Inc., Class A(a)	1,467	260,759
Palo Alto Networks, Inc.(a)	1,063	195,805
Paychex, Inc.	2,333	261,716
Paycom Software, Inc.	1,223	194,897
PayPal Holdings, Inc.	790	46,120
PTC, Inc.(a)	1,530	266,541

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SCHEDULE OF INVESTMENTS (Concluded)	December 31, 2025
	Shares	Fair Value
COMMON STOCKS (Continued)
Technology (Continued)
QUALCOMM, Inc.	2,266	$387,599
Roper Technologies, Inc.	76	33,830
S&P Global, Inc.	95	49,646
Salesforce, Inc.	777	205,835
Sandisk Corporation(a)	847	201,061
Seagate Technology Holdings PLC	607	167,162
ServiceNow, Inc.(a)	1,556	238,364
Skyworks Solutions, Inc.	4,021	254,972
Super Micro Computer, Inc.(a)	5,400	158,058
Synopsys, Inc.(a)	892	418,991
Teledyne Technologies, Inc.(a)	68	34,730
Teradyne, Inc.	1,053	203,819
Texas Instruments, Inc.	1,501	260,408
Tyler Technologies, Inc.(a)	591	268,284
Verisk Analytics, Inc.	235	52,567
Visa, Inc., Class A	145	50,853
Western Digital Corporation	990	170,547
Workday, Inc., Class A(a)	887	190,510
Zebra Technologies Corporation, Class A(a)	569	138,165
		17,337,573

Utilities — 6.3%
AES Corporation (The)	26,286	376,941
Alliant Energy Corporation	1,412	91,794
Ameren Corporation	909	90,773
American Electric Power Company, Inc.	2,654	306,033
American Water Works Company, Inc.	3,071	400,766
Atmos Energy Corporation	2,399	402,144
CenterPoint Energy, Inc.	8,006	306,950
CMS Energy Corporation	1,278	89,371
Consolidated Edison, Inc.	3,106	308,488
Constellation Energy Corporation	1,033	364,928
Dominion Energy, Inc.	5,106	299,161
DTE Energy Company	2,334	301,039
Duke Energy Corporation	815	95,526
Edison International	5,196	311,864
Entergy Corporation	3,296	304,649
Evergy, Inc.	1,221	88,510
Eversource Energy	1,339	90,155
Exelon Corporation	8,344	363,715
	Shares	Fair Value
COMMON STOCKS (Continued)
Utilities (Continued)
FirstEnergy Corporation	6,845	$306,451
NextEra Energy, Inc.	3,710	297,839
NiSource, Inc.	9,754	407,327
NRG Energy, Inc.	2,252	358,608
PG&E Corporation	5,929	95,279
Pinnacle West Capital Corporation	1,039	92,159
PPL Corporation	2,766	96,865
Public Service Enterprise Group, Inc.	3,840	308,352
Sempra	1,053	92,969
Southern Company (The)	1,113	97,054
Vistra Corporation	2,137	344,762
WEC Energy Group, Inc.	905	95,441
Xcel Energy, Inc.	1,251	92,399
		7,278,312
Total Common Stocks (Cost $107,197,515)		115,507,497
Rights — 0.0%(c)
Health Care — 0.0%(c)
Omniab, Inc.(a)(b) - CVR, $12.5 Earnout	198	—
Omniab, Inc.(a)(b) - CVR, $15.0 Earnout	198	—
Total Right (Cost $0)		—
Total Investments — 99.8% (Cost $107,197,515)		115,507,497
Other Assets in Excess of Liabilities — 0.2%		257,965
Total Net Assets — 100.0%		$115,765,462
LTD — Limited Company
MSCI — Morgan Stanley Capital International
N.V. — Naamioze Vennootschap
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S.A. — Société Anonyme
(a)	Non-income producing security.
(b)	The fair value of this investment is determined using significant unobservable inputs.
(c)	Percentage rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF SUMMARY OF INVESTMENTS	December 31, 2025
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	15.0%
Consumer Discretionary	13.1%
Consumer Staples	12.8%
Health Care	12.2%
Industrials	10.3%
Financials	9.8%
Communications	7.5%
Energy	6.4%
Utilities	6.3%
Real Estate	3.4%
Materials	3.0%
Total Common Stocks	99.8%
Total Rights	0.0	%(a)
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

(a)  Percentage rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS	December 31, 2025
		Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.4%
Equity — 99.4%
Stratified LargeCap Index ETF(c)(d)		265,478	$23,070,038
Total Exchange-Traded Funds (Cost $20,426,109)			23,070,038
PURCHASED OPTIONS — 0.6%	Notional	Contracts(b)
Put Options — 0.6%
S&P 500 Index(a), Expiration: March 20, 2026, Strike $6,130	$23,959,250	35	128,275
Total Purchased Options (Cost $201,390)			128,275
Total Investments — 100.0% (Cost $20,627,499)			23,198,313
Written Options — (0.2)%
Put Options — (0.2)%
S&P 500 Index(a), Expiration: March 20, 2026, Strike $5,450	$(23,959,250)	(35)	(46,900)
Total Written Options (Premiums received $77,279)			(46,900)
Other Assets in Excess of Liabilities — 0.2%			51,968
Total Net Assets — 100.0%			$23,203,381
ETF — Exchange-Traded Fund
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Affiliated issuer.
(d)	A copy of the security’s annual report to shareholders may be obtained without charge at www.stratifiedfunds.com/sspy.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS (Concluded)	December 31, 2025

Other Affiliated Investments

Fiscal year transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the year	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at the end of the year	Number of Shares at the end of the year	Dividend Income	Capital Gain Distributions
Stratified LargeCap Index ETF	$—	$25,147,005	$(5,147,094)	$426,198	$2,643,929	$23,070,038	265,478	$318,059	$—
Total	$—	$25,147,005	$(5,147,094)	$426,198	$2,643,929	$23,070,038	265,478	$318,059	$—

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF SUMMARY OF INVESTMENTS	December 31, 2025
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	99.4%
Total Exchange-Traded Funds	99.4%
Purchased Options
Put Options	0.6%
Total Purchased Options	0.6%
Total Investments	100.0%
Written Options
Put Options	(0.2)%
Total Purchased Options	(0.2)%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST Statements of Assets and Liabilities	December 31, 2025
	Stratified LargeCap Index ETF	Stratified LargeCap Hedged ETF
Assets
Unaffiliated investments, at value	$115,507,497	$128,275
Affiliated investments, at value	—	23,070,038
Cash	192,487	360,320
Cash at broker	—	561
Dividend and interest receivable	109,463	71
Tax reclaims receivable	1,007	—
Total Assets	115,810,454	23,559,265

Liabilities
Payable for investments purchased	—	298,970
Options written, at fair value (Premiums Received $0 and $77,279)	—	46,900
Advisory fee payable	44,992	10,014
Total Liabilities	44,992	355,884
Net Assets	$115,765,462	$23,203,381

Net Assets consist of:
Paid-in capital	$112,173,567	$26,070,824
Accumulated earnings (deficit)	3,591,895	(2,867,443)
Net Assets	$115,765,462	$23,203,381

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,332,990	505,000
Net Asset Value, Offering and Redemption Price Per Share	$86.85	$45.95
Unaffiliated investments, at cost	$107,197,515	$201,390
Affiliated investments, at cost	$—	$20,426,109

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	Stratified LargeCap Index ETF	Stratified LargeCap Hedged ETF
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2025
Investment Income
Unaffiliated dividend income	$2,087,485	$166,733
Affiliated dividend income	—	318,059
Less foreign taxes withheld	(134)	(10)
Interest income	18,196	3,806
Total Investment Income	2,105,547	488,588

Expenses
Advisory fees	496,904	240,768
Total Expenses	496,904	240,768
Fees waived by Adviser	—	(74,170)
Net Expenses	496,904	166,598
Net Investment Income (Loss)	1,608,643	321,990

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investments	170,198	(2,016,346)
Affiliated Investments	—	104,616
Unaffiliated in-kind redemptions	3,668,403	48,197
Affiliated in-kind redemptions	—	321,582
Written options	—	335,357
	3,838,601	(1,206,594)
Net Change in Unrealized Gain (Loss) on:
Unaffiliated investments	9,342,352	485,134
Affiliated investments	—	2,643,929
Written options	—	(35,584)
	9,342,352	3,093,479
Net Realized and Unrealized Gain (Loss) on Investments	13,180,953	1,886,885
Net Increase (Decrease) in Net Assets Resulting From Operations	$14,789,596	$2,208,875

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Stratified LargeCap Index ETF		Stratified LargeCap Hedged ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income (loss)	$1,608,643	$1,433,805	$321,990	$(18,654)
Net realized gain (loss) on investments	3,838,601	19,447,963	(1,206,594)	4,286,750
Net change in unrealized gain (loss) on investments	9,342,352	(10,137,017)	3,093,479	(2,829,516)
Net Increase (Decrease) in Net Assets Resulting From Operations	14,789,596	10,744,751	2,208,875	1,438,580

Distributions to Shareholders
Distribution	(1,602,521)	(1,412,197)	(319,008)	(70,070)
Return of capital	—	(12,577)	—	—
Total Distributions to Shareholders	(1,602,521)	(1,424,774)	(319,008)	(70,070)

Capital Share Transactions
Proceeds from shares sold	30,884,962	15,690,035	1,069,751	32,284,412
Proceeds received in connection with merger	—	50,027,506	—	—
Cost of shares redeemed	(14,667,907)	(83,015,492)	(7,319,905)	(41,545,002)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	16,217,055	(17,297,951)	(6,250,154)	(9,260,590)
Net Increase (Decrease) in Net Assets	29,404,130	(7,977,974)	(4,360,287)	(7,892,080)

Net Assets
Beginning of year	$86,361,332	$94,339,306	$27,563,668	$35,455,748
End of year	$115,765,462	$86,361,332	$23,203,381	$27,563,668

Change in Share Transactions
Shares sold	400,000	200,000	25,000	750,000
Shares received in connection with merger	—	632,990	—	—
Shares redeemed	(175,000)	(1,050,000)	(170,000)	(975,000)
Net Increase (Decrease) in Shares Outstanding	225,000	(217,010)	(145,000)	(225,000)
See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP INDEX ETF FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Year Presented)

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$77.94	$71.20	$63.75	$71.27		$55.99

Investment operations:
Net investment income (loss)(a)	1.20	1.22	1.16	1.03		0.92
Net realized and unrealized gain (loss) on investments	8.91	8.15	7.54	(7.47)		15.14
Total from investment operations	10.11	9.37	8.70	(6.44)		16.06

Distributions to shareholders from:
Net investment income	(1.20)	(2.62)	(1.25)	(1.08)		(0.78)
Return of capital	—	(0.01)	—	—		—
Total distributions	(1.20)	(2.63)	(1.25)	(1.08)		(0.78)

Net asset value, end of year	$86.85	$77.94	$71.20	$63.75		$71.27

Net Asset Value, Total Return	12.96%	13.14%	13.67%	(9.20	)%(b)	28.76%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$115,765	$86,361	$94,339	$97,219		$108,685

Ratios to Average Net Assets:
Expenses before fee waiver	0.45%	0.45%	0.45%	0.45%		0.45%
Expenses after fee waiver(c)	0.45%	0.34%	0.30%	0.30%		0.30%
Net investment income (loss)(c)	1.46%	1.61%	1.75%	1.58%		1.39%
Portfolio turnover rate(d)	29%	20%	23%	31%		25%

(a)  Per share amounts calculated using average shares method.

(b)  If the Sub-Adviser had not made a special reimbursement during the period ended December 31, 2022, the total return would have been (9.13)%.

(c)  Net of expenses waived/reimbursed by the Advisor.

(d)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

STRATIFIED LARGECAP HEDGED ETF FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period Presented)

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Net asset value, beginning of period	$42.41	$40.52	$38.63	$41.39	$40.40

Investment operations:
Net investment income (loss)(b)	0.56	(0.02)	0.44	0.37	0.43
Net realized and unrealized gain (loss) on investments	3.61	2.02	1.93	(1.83)	1.00	(c)
Total from investment operations	4.17	2.00	2.37	(1.46)	1.43

Distributions to shareholders from:
Net investment income	(0.63)	(0.11)	(0.48)	(0.40)	(0.44)
Net realized gains	—	—	—	(0.90)	—
Total distributions	(0.63)	(0.11)	(0.48)	(1.30)	(0.44)

Net asset value, end of period	$45.95	$42.41	$40.52	$38.63	$41.39

Net Asset Value, Total Return	9.84%	4.93%	6.14%	(3.53)%	3.54	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$23,203	$27,564	$35,456	$39,594	$45,527

Ratios to Average Net Assets:
Expenses before fee waiver(e)	0.95%	0.99%	1.00%	1.00%	1.00	%(f)
Expenses after fee waiver(e)(g)	0.66%	0.50%	0.36%	0.38%	0.38	%(f)
Net investment income (loss)(g)	1.27%	(0.06)%	1.14%	0.94%	1.96	%(f)
Portfolio turnover rate(h)	106%	8%	12%	35%	88	%(d)

(a)  For the period June 15, 2021 (commencement of operations) to December 31, 2021.

(b)  Per share amounts calculated using average shares method.

(c)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share gain or loss amount does not correlate to the aggregate of the net realized and unrealized gain or loss in the Statements of Operations for the year ended December 31, 2021, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(d)  Not Annualized for periods less than one year.

(e)  The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. The ratio does not include these indirect fees and expenses.

(f)  Annualized for periods less than one year.

(g)  Net of expenses waived/reimbursed by the Advisor.

(h)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	December 31, 2025

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Stratified LargeCap Index ETF

Stratified LargeCap Hedged ETF

Stratified LargeCap Index ETF is the successor to the Syntax Stratified LargeCap ETF, a series of Syntax ETF Trust (a “Predecessor Fund”), pursuant to a reorganization that took place after the close of business on September 27, 2024. Stratified LargeCap Hedged ETF is the successor to the Syntax Stratified U.S. Total Market Hedged ETF, a series of Syntax ETF Trust (a “Predecessor Fund”), pursuant to a reorganization that took place after the close of business on September 27, 2024.

The Stratified LargeCap Index ETF and the Stratified LargeCap Hedged ETF are each classified as a diversified investment company under the 1940 Act.

The Stratified LargeCap Index ETF’s investment objective seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index. The Stratified LargeCap Index ETF commenced operations on January 1, 2015.

The Stratified LargeCap Hedged ETF’s investment objective is to seek to obtain capital growth. The Stratified LargeCap Hedged ETF seeks to obtain capital growth by investing in a portfolio of equity securities, including common stocks and/or exchange-traded funds (“ETFs”) that tracks the Syntax Stratified LargeCap Index while also employing risk management strategies to limit downside risk and generate additional returns. The Stratified LargeCap Hedged ETF may obtain investment exposure to the Syntax Stratified LargeCap Index by investing in one or more ETFs designed to track the performance of the Syntax Stratified LargeCap Index. To the extent the Stratified LargeCap Hedged ETF derives exposure to the Syntax Stratified LargeCap Index through investments in an ETF, the Stratified LargeCap Hedged ETF will invest significantly in the Stratified LargeCap Index ETF. The Stratified LargeCap Hedged ETF is an actively managed ETF. Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Stratified LargeCap Hedged ETF uses an active investment strategy in seeking to meet its investment objective. The Stratified LargeCap Hedged ETF commenced operations on June 15, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2025

(a) Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(b) Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, Exchange Traded Concepts, LLC, each Fund’s investment adviser (the “Adviser”), reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment.

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of each Fund’s daily operations and financial reporting. Through these committees, the CODM manages each Fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of each Fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund.

(c) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, for the Stratified LargeCap Index ETF, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value (“NAV”) and the prices used by the Fund’s underlying index. This may result in a difference

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2025

between the Fund’s performance and the performance of the Fund’s underlying index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, ETFs, equities, options and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of December 31, 2025, for each Fund based upon the three levels defined above:

Stratified LargeCap Index ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$115,507,497	$—	$—	$115,507,497
Rights*	—	—	—^	—
Total	$115,507,497	$—	$—	$115,507,497
Stratified LargeCap Hedged ETF	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds*	$23,070,038	$—	$—	$23,070,038
Purchased Options	128,275	—	—	128,275
Total	$23,198,313	$—	$—	$23,198,313
Liabilities
Written Options	$46,900	$—	$—	$46,900
Total	$46,900	$—	$—	$46,900

*   See Schedule of Investments for additional detailed categorizations.

^  Includes securities valued at $0.

The Stratified LargeCap Index ETF held Level 3 securities at the end of the period. The securities classified as Level 3 are deemed immaterial.

(d) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2025

sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(e) Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(f) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to each Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of December 31, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(g) Options

The Stratified LargeCap Hedged ETF may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Stratified LargeCap Hedged ETF may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Stratified LargeCap Hedged ETF may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2025

or is committed to purchase. Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

(h) Distributions to Shareholders

The Stratified LargeCap Index ETF and the Stratified LargeCap Hedged ETF each pay out dividends from their net investment income and net capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory and Administrative Services

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, the selection and ongoing monitoring of the securities in each Fund’s portfolio, trading portfolio securities on behalf of the Funds, selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board, and certain other services necessary for the management of the Funds. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.45% for Stratified LargeCap Index ETF and 0.95% for Stratified LargeCap Hedged ETF of each Fund’s average daily net assets.

Effective April 30, 2025, the Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Stratified LargeCap Hedged ETF (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets through at least April 30, 2026, unless earlier terminated by the Board for any reason at any time. Fees waived pursuant to this waiver are not subject to recoupment in future periods.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2025

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c) Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as each Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

Syntax LLC (“Syntax”) is the Index Provider to the Funds. The Adviser has entered into license agreements with Syntax pursuant to which the Adviser pays a fee to use the Syntax Stratified LargeCap Index for the Funds’ use. The Adviser is sub-licensing rights to the Syntax Stratified LargeCap Index to the Funds at no charge.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions, purchased options, written options and short-term investments, for the year ended December 31, 2025, were as follows:

Fund	Purchases	Sales
Stratified LargeCap Index ETF	$31,078,046	$31,030,423
Stratified LargeCap Hedged ETF	26,695,312	28,172,966

Purchases and sales of in-kind transactions for the year ended December 31, 2025, were as follows:

Fund	Purchases	Sales
Stratified LargeCap Index ETF	$30,748,212	$14,616,987
Stratified LargeCap Hedged ETF	1,055,356	6,175,823

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of shares (each a “Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2025

Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transaction costs.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2025

Market Risk: Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Derivatives Risk (Stratified LargeCap Hedged ETF): The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Index Concentration Risk (Stratified LargeCap Index ETF): The Stratified LargeCap Index ETF will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. To the extent that the Fund invests a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified. There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities held by the Fund, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended December 31, 2025, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
Stratified LargeCap Index ETF	$3,655,025	$(3,655,025)
Stratified LargeCap Hedged ETF	370,448	(370,448)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2025

The tax character of the distributions paid during the tax years ended December 31, 2025, and December 31, 2024, were as follows:

	Year Ended December 31, 2025
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Stratified LargeCap Index ETF	$1,602,521	$—	$—	$1,602,521
Stratified LargeCap Hedged ETF	319,008	—	—	319,008
	Year Ended December 31, 2024
Fund	Ordinary Income		Net Long-Term Capital Gains	Return of Capital	Total Distributions
Stratified LargeCap Index ETF	$1,412,197	(a)	$—	$12,577	$1,424,774
Stratified LargeCap Hedged ETF	70,070		—	—	70,070

(a)  The Predecessor Fund distributed $1,120,742 of ordinary income prior to the Reorganization that took place on September 27, 2024.

As of the tax year ended December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Capital Loss Carryforwards*	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Stratified LargeCap Index ETF**	$4,434	$—	$(4,572,362)	$8,159,823	$3,591,895
Stratified LargeCap Hedged ETF	2,331	—	(5,513,703)	2,643,929	(2,867,443)

*   A portion of the capital loss carryforward for the Stratified LargeCap Index ETF was acquired in a reorganization on September 27, 2024. See Note 10.

**   Stratified LargeCap Index ETF Funds ability to utilize its acquired capital loss carryforward is subject to an annual limitation under the Internal Revenue Code.

At December 31, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Stratified LargeCap Index ETF	$107,347,674	$15,283,830	$(7,124,007)	$8,159,823
Stratified LargeCap Hedged ETF	20,554,384	2,643,929	—	2,643,929

The difference between cost amounts for financial statements and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions primarily due to wash sales and REIT basis adjustments.

As of the tax year ended December 31, 2025, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount	CLCF Utilized
Stratified LargeCap Index ETF	$—	$4,572,362	$4,572,362	$224,472
Stratified LargeCap Hedged ETF	4,561,642	952,061	5,513,703	—

Note 8 – Derivatives and Hedging Disclosures

FASB ASC Topic 815 Derivatives and Hedging requires enhanced disclosures about the Stratified LargeCap Hedged ETF derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in purchased and written options during the year ended December 31, 2025.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2025

The effects of these derivative instruments on the Stratified LargeCap Hedged ETF’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments held as of December 31, 2025, by risk category are as follows:

		Asset Derivatives		Liability Derivatives
Derivative	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options purchased	Equity contracts	Unaffiliated investments, at value	$128,275	Unaffiliated investments, at value	$—
Options written	Equity contracts	Options written, at fair value	—	Options written, at fair value	46,900

The effects of the Fund’s derivative instruments on the Statements of Operations for the year ended December 31, 2025, are as follows:

Amount of Realized Gain or (Loss) on Derivatives

Derivative	Risk Exposure	Value
Options purchased	Equity contracts	$(857,400)
Options written	Equity contracts	335,357

Change in Unrealized Appreciation/(Depreciation) on Derivatives

Derivative	Risk Exposure	Value
Options purchased	Equity contracts	$44,784
Options written	Equity contracts	(35,584)

The quarterly average volume of derivative instruments for the year ended December 31, 2025, are as follows:

Derivative	Risk Exposure	Notional
Options purchased	Equity contracts	$25,424,903
Options written	Equity contracts	25,424,903

Note 9 – Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Note 10 – Reorganization

At a meeting held on February 7, 2024, the Board of the Syntax ETF Trust approved the following reorganizations (each, a “Reorganization”) of the Syntax Stratified LargeCap ETF, the Syntax Stratified MidCap ETF, the Syntax Stratified SmallCap ETF, the Syntax Stratified U.S. Total Market ETF, the Syntax Stratified Total Market II ETF and the Syntax Stratified U.S. Total Market Hedged ETF (each an “Acquired Fund,” and collectively, the “Acquired Funds”). Each Acquired Fund was a series of Syntax ETF Trust. The

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	December 31, 2025

Trust approved the following Reorganizations of the Acquired Funds: (i) the Reorganization of the Syntax Stratified LargeCap ETF, the Syntax Stratified MidCap ETF, the Syntax Stratified SmallCap ETF, the Syntax Stratified U.S. Total Market ETF, and the Syntax Stratified Total Market II ETF into the Stratified LargeCap Index ETF and (ii) the Reorganization of the Syntax Stratified U.S. Total Market Hedged ETF into the Stratified LargeCap Hedged ETF (collectively, with the Stratified LargeCap Index ETF, the “Acquiring Funds”). Each Reorganization occurred after the close of business on September 27, 2024.

Each Reorganization occurred by transferring all of the assets of the Acquired Funds to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Funds by the Acquiring Fund. Syntax Stratified LargeCap ETF, the Syntax Stratified U.S. Total Market ETF, the Syntax Stratified Total Market II ETF and the Syntax Stratified U.S. Total Market Hedged ETF Reorganization was accomplished by a tax-free exchange of shares of each Acquiring Fund. A tax-free exchange means that shareholders of the Acquired Funds will not realize any capital gains (losses) for federal income tax purposes. The following amounts were exchanged:

Predecessor Fund	Predecessor Fund’s Net Assets before Reorganization	Predecessor Fund’s Shares Outstanding before Reorganization	Acquiring Fund’s Net Assets	Acquiring Fund’s Net Assets after Reorganization	Acquiring Fund’s Shares Outstanding after Reorganization
Syntax Stratified LargeCap ETF(1)	$37,540,850	475,000	$—	$87,568,356	1,107,992
Syntax Stratified U.S. Total Market Hedged ETF(2)	32,434,503	750,000	—	32,434,503	750,000

1.   Includes accumulated net investment loss, accumulated realized gains and unrealized appreciation in the amounts of $(979,356), $33,983,685 and $2,078,255, respectively.

2.   Includes accumulated net investment loss, accumulated realized gains and unrealized appreciation in the amounts of $(570,731), $20,213,379 and $310,335, respectively.

A reconciliation of each Stratified LargeCap Hedged ETF’s ending net assets and shares outstanding after the Reorganization were as follows:

Fund Name	Reconciliation of Acquiring Fund’s Net Assets after Reorganization	Reconciliation of Acquiring Fund’s Shares Outstanding after Reorganization
Syntax Stratified LargeCap ETF	$37,540,850	475,000
Syntax Stratified MidCap ETF	5,519,576	69,838
Syntax Stratified SmallCap ETF	10,337,557	130,800
Syntax Stratified U.S. Total Market ETF	25,448,441	321,996
Syntax Stratified Total Market II ETF	8,721,932	110,356
Total	$87,568,356	1,107,990

A reconciliation of each Stratified LargeCap Hedged ETF’s ending net assets and shares outstanding after the Reorganization were as follows:

Fund Name	Reconciliation of Acquiring Fund’s Net Assets after Reorganization	Reconciliation of Acquiring Fund’s Shares Outstanding after Reorganization
Syntax Stratified U.S. Total Market Hedged ETF	$32,434,503	750,000
Total	$32,434,503	750,000

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	December 31, 2025

The net unrealized appreciation (depreciation) for each Acquired Fund immediately before the Reorganizations were as follows:

Acquired Fund Name	Acquired Fund’s Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$2,078,255	(1)
Syntax Stratified MidCap ETF	—	(2)
Syntax Stratified SmallCap ETF	—	(2)
Syntax Stratified U.S. Total Market ETF	249,790	(1)
Syntax Stratified Total Market II ETF	83,421	(1)
Syntax Stratified U.S. Total Market Hedged ETF	310,335	(1)

(1)  Each Acquiring Fund has elected to carry forward the assets of the Acquired Funds at each Acquired Fund’s historical cost basis for purposes of measuring unrealized appreciation (depreciation) and future realized gain (loss) of those acquired assets.

(2)  Acquired Fund did not qualify as a tax-free exchange under the Code.

Note 11 – Events Subsequent to Fiscal Year

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST Report of Independent Registered Public Accounting Firm	December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Stratified LargeCap Index ETF and Stratified LargeCap Hedged ETF and
Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Listed Funds Trust comprising the funds listed below (the “Funds”) as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Stratified LargeCap Index ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021
Stratified LargeCap Hedged ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and for the period from June 15, 2021 (commencement of operations) to December 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021. We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 25, 2026

EXCHANGE LISTED FUNDS TRUST NOTICE TO SHAREHOLDERS	December 31, 2025 (Unaudited)

Tax Information

For the year ended December 31, 2025, each Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income:

Fund	Qualified Dividend Income
Stratified LargeCap Index ETF	100%
Stratified LargeCap Hedged ETF	100%

For the year ended December 31, 2025, each Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders:

Fund	Corporate Dividends Received Deduction
Stratified LargeCap Index ETF	100%
Stratified LargeCap Hedged ETF	100%

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR, Items 8-11)	December 31, 2025 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Continuance of Investment Advisory Agreement

At a meeting held on September 24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the approval of the continuance of the investment advisory agreement between the Trust, on behalf of the Stratified LargeCap Hedged ETF (“SHUS”) and Stratified LargeCap Index ETF (“SSPY”) (each, a “Fund” and collectively, the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Funds to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided for the Meeting, the extensive discussions before and during the Meeting, including the discussions the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to the Funds; (ii) the Funds’ performance; (iii) ETC’s costs of and profits realized from providing advisory services to the Funds, including any fall-out benefits to ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Funds, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Funds.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR, Items 8-11) (Continued)	December 31, 2025 (Unaudited)

The Board considered that responsibilities with respect to each Fund’s portfolio include developing, implementing, and maintaining the Fund’s investment program; implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis. The Board considered that beyond portfolio management, ETC, including through its affiliates, also maintains responsibilities for overseeing compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; providing various administrative services to the Fund and overseeing third-party administrators; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds. The Board considered that those services also include arranging for and providing oversight of transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering the Funds’ business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations; supervising the Funds’ registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Funds’ shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board noted that it has reviewed ETC’s responses to a detailed series of questions, which included a description of ETC’s consolidated operations, services, personnel, compliance program, risk management program, and financial condition, and an overview of the material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has procedures that are reasonably designed to comply with the federal securities laws. The Board considered ETC’s experience working with ETFs, including the Funds, other series of the Trust, and other ETFs outside of the Trust. The Board also considered the pending organizational changes at ETC. The Board noted no other material changes to ETC’s staffing, management, or overall condition over the past year.

Performance. The Board reviewed the performance of each of the Funds in light of each Fund’s stated investment objective, noting that SHUS is actively managed and SSPY is passively managed. The Board was provided reports regarding each Fund’s past performance, including a report prepared by ISS, an independent third party, comparing each Fund’s performance to the performance of a group of peer funds (each a “Peer Group”) for various time periods ended June 30, 2025. The Board reviewed this information for each Fund in turn, noting its observations with respect to each Fund.

Stratified LargeCap Hedged ETF (SHUS)

The Board found that SHUS underperformed the Peer Group median and mean for the June 30, 2025 year-to-date, 1-year and 3-year periods (annualized) but generated a positive return. The Fund underperformed the overall returns of its benchmark index (S&P 500 Index) for the year-to-date, 1-year and 3-year periods ended June 30, 2025.

The Board considered that SHUS’ investment strategy was substantially revised in its reorganization to ETC on September 30, 2024 and its long term and relative performance may not reflect its current strategy. The Board observed that the Fund did not materially underperform its Peer Group for the year-to-date period ended June 30, 2025, which would reflect only the performance of the new strategy. The Board noted that SHUS is designed to maintain consistent hedged exposure to protect against market downturns and has delivered consistent positive returns. Based on the information presented, the Board found that SHUS appears to have been meeting its objective for the limited period of its operation under ETC. The Board concluded that the Fund’s performance was acceptable.

Stratified LargeCap Index ETF (SSPY)

The Board reviewed SSPY’s performance in light of its stated investment objective, noting that SSPY’s objective was to provide investment results that correspond to the total return performance of its index. The Board was provided reports regarding SSPY’s past performance, including a report comparing the Fund’s performance to the performance of its underlying index for various time periods ended June 30, 2025. The Board found that SSPY slightly underperformed compared to its respective index over the relevant period. The Board reviewed information regarding SSPY’s index tracking, noting the factors that contributed to the

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR, Items 8-11) (Concluded)	December 31, 2025 (Unaudited)

Fund’s tracking error, such as the Fund’s management fee and trading commissions. The Board found that there were no other material components that contributed to SSPY’s tracking error and further noted that it received regular reports regarding the Fund’s performance, including tracking error, at its quarterly meetings throughout the year. The Board concluded that the Fund’s performance was acceptable.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC under the Agreement. The Board reviewed a report prepared by ISS comparing each Fund’s advisory fee to those paid by a group of peer funds. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information. The Board noted that the advisory fee for each of SHUS and SSPY was higher than the median of advisory fees paid by its peer funds, and that SSPY was within the range of fees paid by peers and SHUS was the highest among its peers. The Board observed that after taking into account the fee waiver, SHUS’s net expense ratio was below the Peer Group median and mean.

The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fee and resources and that, while the Funds’ index provider has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with each Fund, and reviewed profitability information from ETC with respect to each Fund. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board noted that the Fund’s investment advisory fee includes breakpoints, which allows for economies of scale to be shared through reductions in the advisory fee as Fund assets grow.

Other Benefits.  The Board considered other direct and indirect benefits that could be realized by ETC from its relationship with the Funds. The Board considered that ETC does not utilize soft dollars with respect to the Funds. The Board considered that ETC receives some form of reputational benefits from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits ETC receives from its relationship with the Funds are reasonable and appropriate.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of each Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-972-4492

•   https://stratifiedfunds.com/investor-materials/

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)            The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)           There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)           Not applicable

(b)           Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: March 4, 2026	Principal Executive Officer/President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: March 4, 2026	Principal Executive Officer/President

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: March 4, 2026	Principal Financial Officer/Treasurer